Concentration of Credit Risks - Narrative (Detail) - Two largest customers - Customer Concentration Risk	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Sales
Concentration Risk [Line Items]
Concentration risk percentage	47.60%	49.00%
Accounts Receivable
Concentration Risk [Line Items]
Concentration risk percentage	47.00%	45.10%